Debt and Warrant Liabilities - Schedule of debt (Details) - USD ($)	Mar. 31, 2025	Jan. 22, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt and Warrant Liabilities
Total Principal	$ 27,917,339			$ 49,994,106	$ 43,647,140
Accrued interest (compounded)	869,821			57,474,111
Total	28,787,160			107,468,217	88,996,117
Short-term debt	11,085,709			$ 107,468,217	$ 88,996,117
Total debt liability owed to the investor	$ 17,701,451
340 Broadway holdings notes
Debt and Warrant Liabilities
Effective Rate	15.00%
Total Principal	$ 1,000,000
Accrued interest (compounded)	$ 26,000
Silverback Capital Corporation notes
Debt and Warrant Liabilities
Effective Rate	15.00%
Total Principal	$ 1,000,000
Accrued interest (compounded)		$ 28,333
Aegus Corp
Debt and Warrant Liabilities
Effective Rate	12.00%			12.00%	12.00%
Total Principal	$ 230,000			$ 248,487
Azure SJBT notes
Debt and Warrant Liabilities
Effective Rate	14.50%
Total Principal	$ 2,275,000			2,275,000
Total	$ 2,418,983			9,927,934	$ 8,736,727
LAM LHA
Debt and Warrant Liabilities
Effective Rate	7.80%
Total Principal	$ 40,456			40,456
Polar note
Debt and Warrant Liabilities
Effective Rate	0.00%
Total Principal	$ 1,250,000			$ 1,175,000
Seaport notes
Debt and Warrant Liabilities
Effective Rate	9.00%			12.00%	12.00%
Total Principal	$ 19,121,883			$ 17,612,166	$ 12,670,200
Total				14,701,451	12,670,200
Steele consolidated
Debt and Warrant Liabilities
Effective Rate	9.00%
Total Principal	$ 3,000,000			2,863,000
Accrued interest (compounded)	$ 67,500
John Redmond(other)
Debt and Warrant Liabilities
Effective Rate	12.00%
Total Principal				$ 22,096,055	$ 22,096,055
John Redmond(other) | Minimum
Debt and Warrant Liabilities
Effective Rate				12.00%	12.00%
John Redmond(other) | Maximum
Debt and Warrant Liabilities
Effective Rate				14.50%	14.50%
Catalytic notes
Debt and Warrant Liabilities
Effective Rate	12.00%			12.00%	12.00%
Total Principal	$ 0			$ 1,563,796	$ 1,563,796
Total			$ 2,409,490	$ 2,409,490	$ 2,221,321
Bay Point Notes
Debt and Warrant Liabilities
Effective Rate	15.00%			15.00%	15.00%
Total Principal	$ 0			$ 813,633	$ 813,633
Total			$ 1,351,647	$ 1,351,647	$ 1,188,921
Seed financing notes
Debt and Warrant Liabilities
Effective Rate	12.00%			12.00%	12.00%
Total Principal				$ 6,484,969	$ 6,503,456